Intangible Assets, Net (Details) - Schedule of Estimated Amortization Expenses - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
RMB
2024	¥ 2,100
2025	2,100
2026	2,100
2027	1,750
2028
Total	¥ 8,050	¥ 10,150